RELATED PARTY TRANSACTIONS (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
2020	$ 9,000	$ 12,000
2021	68,000	68,000
Long-term Debt	$ 77,000	$ 80,000